Columbia Cornerstone Equity Fund
Third Quarter Report
November 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Cornerstone Equity Fund, November 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.1%
Issuer	Shares	Value ($)
Communication Services 11.4%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	1,013,506	26,371,426
Interactive Media & Services 9.9%
Alphabet, Inc., Class C	370,372	118,563,485
Meta Platforms, Inc., Class A	90,483	58,628,460
Total		177,191,945
Total Communication Services		203,563,371
Consumer Discretionary 12.1%
Automobiles 2.2%
General Motors Co.	343,638	25,264,266
Tesla, Inc.(a)	32,734	14,081,185
Total		39,345,451
Broadline Retail 5.0%
Amazon.com, Inc.(a)	378,428	88,256,978
Hotels, Restaurants & Leisure 2.2%
Hilton Worldwide Holdings, Inc.	73,119	20,841,109
Royal Caribbean Cruises Ltd.	67,585	17,994,506
Total		38,835,615
Specialty Retail 1.7%
TJX Companies, Inc. (The)	197,545	30,011,036
Textiles, Apparel & Luxury Goods 1.0%
NIKE, Inc., Class B	278,078	17,972,181
Total Consumer Discretionary		214,421,261
Consumer Staples 4.3%
Beverages 0.9%
Constellation Brands, Inc., Class A	112,210	15,303,200
Consumer Staples Distribution & Retail 1.8%
Walmart, Inc.	296,007	32,711,734
Household Products 1.6%
Procter & Gamble Co. (The)	192,596	28,535,023
Total Consumer Staples		76,549,957
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 1.7%
Oil, Gas & Consumable Fuels 1.7%
Exxon Mobil Corp.	254,223	29,469,530
Total Energy		29,469,530
Financials 14.8%
Banks 7.2%
Bank of America Corp.	719,919	38,623,654
Citigroup, Inc.	337,385	34,953,086
JPMorgan Chase & Co.	173,618	54,356,324
Total		127,933,064
Capital Markets 3.6%
Charles Schwab Corp. (The)	287,405	26,651,066
Goldman Sachs Group, Inc. (The)	45,014	37,183,364
Total		63,834,430
Financial Services 2.2%
MasterCard, Inc., Class A	72,442	39,881,494
Insurance 1.8%
Hartford Insurance Group, Inc. (The)	234,853	32,181,907
Total Financials		263,830,895
Health Care 8.7%
Biotechnology 2.7%
Exact Sciences Corp.(a)	191,374	19,384,272
Insmed, Inc.(a)	64,870	13,478,040
Vertex Pharmaceuticals, Inc.(a)	37,683	16,339,726
Total		49,202,038
Health Care Equipment & Supplies 2.2%
Boston Scientific Corp.(a)	192,790	19,583,608
Intuitive Surgical, Inc.(a)	33,721	19,338,319
Total		38,921,927
Health Care Providers & Services 1.3%
Cencora, Inc.	61,573	22,716,127
Pharmaceuticals 2.5%
Eli Lilly & Co.	41,597	44,736,326
Total Health Care		155,576,418

Columbia Cornerstone Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Cornerstone Equity Fund, November 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 8.5%
Aerospace & Defense 1.6%
General Dynamics Corp.	85,092	29,069,980
Commercial Services & Supplies 2.2%
Cintas Corp.	105,895	19,698,588
Republic Services, Inc.	86,121	18,693,424
Total		38,392,012
Electrical Equipment 2.3%
Eaton Corp. PLC	56,587	19,572,878
nVent Electric PLC	197,631	21,199,877
Total		40,772,755
Machinery 2.4%
Parker-Hannifin Corp.	31,444	27,095,294
Stanley Black & Decker, Inc.	228,442	16,338,172
Total		43,433,466
Total Industrials		151,668,213
Information Technology 31.4%
Electronic Equipment, Instruments & Components 1.9%
TE Connectivity PLC	147,376	33,329,083
Semiconductors & Semiconductor Equipment 11.5%
Broadcom, Inc.	172,000	69,309,120
NVIDIA Corp.	765,496	135,492,792
Total		204,801,912
Software 12.4%
Datadog, Inc., Class A(a)	76,563	12,250,846
Microsoft Corp.	267,807	131,763,722
Oracle Corp.	70,013	14,139,125
Palo Alto Networks, Inc.(a)	129,405	24,603,773
ServiceNow, Inc.(a)	28,947	23,516,832
Synopsys, Inc.(a)	37,407	15,636,500
Total		221,910,798
Technology Hardware, Storage & Peripherals 5.6%
Apple, Inc.	356,559	99,426,477
Total Information Technology		559,468,270
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 1.0%
Specialized REITs 1.0%
Equinix, Inc.	24,072	18,133,678
Total Real Estate		18,133,678
Utilities 4.2%
Electric Utilities 2.3%
Entergy Corp.	215,234	20,989,620
Xcel Energy, Inc.	247,029	20,283,551
Total		41,273,171
Multi-Utilities 1.9%
Ameren Corp.	153,545	16,329,511
DTE Energy Co.	126,149	17,286,197
Total		33,615,708
Total Utilities		74,888,879
Total Common Stocks (Cost $868,035,930)		1,747,570,472

Exchange-Traded Equity Funds 0.5%
	Shares	Value ($)
U.S. Large Cap 0.5%
Columbia Research Enhanced Core ETF(b)	209,589	8,582,670
Total Exchange-Traded Equity Funds (Cost $7,484,424)		8,582,670

Money Market Funds 1.3%

Columbia Short-Term Cash Fund, 4.061%(b),(c)	23,573,237	23,566,165
Total Money Market Funds (Cost $23,564,056)		23,566,165
Total Investments in Securities (Cost: $899,084,410)		1,779,719,307
Other Assets & Liabilities, Net		1,398,458
Net Assets		1,781,117,765
Columbia Cornerstone Equity Fund  | 2025

Portfolio of Investments  (continued)
Columbia Cornerstone Equity Fund, November 30, 2025 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Research Enhanced Core ETF
	1,519,654	11,216,654	(4,773,883)	620,245	8,582,670	—	463,726	—	209,589
Columbia Short-Term Cash Fund, 4.061%
	6,738,438	170,185,272	(153,358,260)	715	23,566,165	—	(6,761)	404,934	23,573,237
Total	8,258,092			620,960	32,148,835	—	456,965	404,934

(c)	The rate shown is the seven-day current annualized yield at November 30, 2025.
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.

Columbia Cornerstone Equity Fund  | 2025

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3QT172_02_T01_(01/26)